Subsequent events (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jul. 02, 2026	Aug. 04, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent events
Dividend declared per share		$ 5.25
Amount drawn down			$ 235,000,000	$ 131,000,000
Borrowings drawdown | Nissos Tigani and Nissos Vous Facility
Subsequent events
Amount drawn down	$ 45,000,000